Schedule of Investments (unaudited)
January 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)	1,396	$ 347,688
Boeing Co. (The)(a)	11,806	2,491,538
General Dynamics Corp.	4,662	1,235,383
HEICO Corp.(b)	831	149,239
HEICO Corp., Class A	1,468	207,678
Howmet Aerospace, Inc.	7,574	426,113
Huntington Ingalls Industries, Inc.	773	200,145
L3Harris Technologies, Inc.	3,511	731,763
Lockheed Martin Corp.	4,295	1,844,316
Northrop Grumman Corp.	2,931	1,309,454
RTX Corp.	28,138	2,563,935
Textron, Inc.	3,832	324,609
TransDigm Group, Inc.	1,036	1,132,016
		12,963,877
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	2,259	189,959
Expeditors International of Washington, Inc.	2,796	353,219
FedEx Corp.	4,594	1,108,486
United Parcel Service, Inc., Class B	14,126	2,004,480
		3,656,144
Automobile Components — 0.1%
Aptiv PLC(a)	5,474	445,200
BorgWarner, Inc.	4,573	155,025
		600,225
Automobiles — 1.4%
Ford Motor Co.	76,465	896,170
General Motors Co.	26,727	1,037,008
Lucid Group, Inc.(a)(b)	17,143	57,943
Tesla, Inc.(a)	54,021	10,117,593
		12,108,714
Banks — 3.1%
Bank of America Corp.	134,327	4,568,461
Citigroup, Inc.	37,308	2,095,590
Citizens Financial Group, Inc.	8,735	285,635
Fifth Third Bancorp	12,438	425,877
First Citizens BancShares, Inc., Class A	233	351,830
Huntington Bancshares, Inc.	27,105	345,047
JPMorgan Chase & Co.	56,411	9,835,822
KeyCorp	18,514	269,008
M&T Bank Corp.	3,249	448,687
PNC Financial Services Group, Inc. (The)	7,737	1,169,912
Regions Financial Corp.	18,294	341,549
Truist Financial Corp.	26,120	968,007
U.S. Bancorp	30,270	1,257,416
Wells Fargo & Co.	70,934	3,559,468
		25,922,309
Beverages — 1.4%
Brown-Forman Corp., Class A	938	52,875
Brown-Forman Corp., Class B, NVS	5,962	327,314
Celsius Holdings, Inc.(a)(b)	2,845	141,965
Coca-Cola Co. (The)	76,595	4,556,636
Constellation Brands, Inc., Class A	3,022	740,632
Keurig Dr Pepper, Inc.	18,881	593,619
Molson Coors Beverage Co., Class B	3,465	214,102
Monster Beverage Corp.(a)	15,253	839,220
PepsiCo, Inc.	26,856	4,526,042
		11,992,405
Security	Shares	Value
Biotechnology — 2.2%
AbbVie, Inc.	34,485	$ 5,669,334
Alnylam Pharmaceuticals, Inc.(a)	2,381	411,699
Amgen, Inc.	10,453	3,284,960
Biogen, Inc.(a)	2,823	696,321
BioMarin Pharmaceutical, Inc.(a)	3,700	325,896
Exact Sciences Corp.(a)	3,596	235,178
Gilead Sciences, Inc.	24,318	1,903,127
Incyte Corp.(a)	3,551	208,692
Moderna, Inc.(a)	6,293	635,908
Neurocrine Biosciences, Inc.(a)	1,923	268,778
Regeneron Pharmaceuticals, Inc.(a)	2,087	1,967,582
United Therapeutics Corp.(a)	912	195,879
Vertex Pharmaceuticals, Inc.(a)	5,025	2,177,734
		17,981,088
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	182,271	28,288,459
Coupang, Inc., Class A(a)(b)	22,950	321,300
eBay, Inc.	10,213	419,448
Etsy, Inc.(a)(b)	2,374	158,013
MercadoLibre, Inc.(a)(b)	950	1,626,220
		30,813,440
Building Products — 0.6%
A O Smith Corp.	2,368	183,780
Allegion PLC	1,723	213,462
Builders FirstSource, Inc.(a)	2,406	417,994
Carlisle Cos., Inc.	964	302,947
Carrier Global Corp.	16,443	899,597
Johnson Controls International PLC	13,232	697,194
Lennox International, Inc.	624	267,172
Masco Corp.	4,415	297,085
Owens Corning	1,737	263,208
Trane Technologies PLC	4,420	1,114,061
		4,656,500
Capital Markets — 3.0%
Ameriprise Financial, Inc.	1,961	758,574
Ares Management Corp., Class A	3,267	396,875
Bank of New York Mellon Corp. (The)	14,904	826,576
BlackRock, Inc.(c)	2,800	2,168,068
Blackstone, Inc., Class A, NVS	13,848	1,723,384
Carlyle Group, Inc. (The)	3,929	157,239
Charles Schwab Corp. (The)	28,007	1,762,200
CME Group, Inc., Class A	7,049	1,450,966
Coinbase Global, Inc., Class A(a)	3,359	430,624
FactSet Research Systems, Inc.	735	349,801
Franklin Resources, Inc.	5,759	153,362
Goldman Sachs Group, Inc. (The)	6,372	2,446,912
Interactive Brokers Group, Inc., Class A	2,070	183,712
Intercontinental Exchange, Inc.	11,139	1,418,329
KKR & Co., Inc., Class A	12,991	1,124,761
LPL Financial Holdings, Inc.	1,475	352,805
MarketAxess Holdings, Inc.	752	169,584
Moody’s Corp.	3,104	1,216,892
Morgan Stanley	24,743	2,158,579
Morningstar, Inc.	507	141,605
MSCI, Inc., Class A	1,539	921,276
Nasdaq, Inc.	7,838	452,801
Northern Trust Corp.	4,073	324,374
Raymond James Financial, Inc.	3,709	408,658
S&P Global, Inc.	6,187	2,773,941
State Street Corp.	6,036	445,879

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
T Rowe Price Group, Inc.	4,308	$ 467,203
Tradeweb Markets, Inc., Class A	2,134	203,562
		25,388,542
Chemicals — 1.5%
Air Products & Chemicals, Inc.	4,326	1,106,202
Albemarle Corp.	2,272	260,689
Celanese Corp., Class A	2,027	296,530
CF Industries Holdings, Inc.	3,482	262,926
Corteva, Inc.	13,725	624,213
Dow, Inc.	13,629	730,514
DuPont de Nemours, Inc.	8,419	520,294
Eastman Chemical Co.	2,347	196,092
Ecolab, Inc.	4,853	961,962
International Flavors & Fragrances, Inc.	4,999	403,319
Linde PLC	9,451	3,826,048
LyondellBasell Industries NV, Class A	5,068	477,000
Mosaic Co. (The)	6,364	195,438
PPG Industries, Inc.	4,623	652,028
RPM International, Inc.	2,430	259,184
Sherwin-Williams Co. (The)	4,605	1,401,670
Westlake Corp.	634	87,714
		12,261,823
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,714	1,036,233
Clean Harbors, Inc.(a)	999	167,792
Copart, Inc.(a)	16,298	782,956
Republic Services, Inc.	3,986	682,085
Rollins, Inc.	5,768	249,812
Veralto Corp.	4,538	348,019
Waste Management, Inc.	7,151	1,327,440
		4,594,337
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	4,987	1,290,037
Cisco Systems, Inc.	79,372	3,982,887
F5, Inc.(a)	1,126	206,846
Juniper Networks, Inc.	6,172	228,117
Motorola Solutions, Inc.	3,229	1,031,666
		6,739,553
Construction & Engineering — 0.1%
AECOM	2,687	236,967
EMCOR Group, Inc.	913	208,265
Quanta Services, Inc.	2,846	552,266
WillScot Mobile Mini Holdings Corp.(a)	3,561	168,435
		1,165,933
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,211	615,697
Vulcan Materials Co.	2,516	568,641
		1,184,338
Consumer Finance — 0.5%
American Express Co.	11,310	2,270,369
Capital One Financial Corp.	7,202	974,575
Discover Financial Services	4,881	515,043
Synchrony Financial	7,712	299,766
		4,059,753
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	8,170	173,367
BJ’s Wholesale Club Holdings, Inc.(a)	2,406	154,802
Casey’s General Stores, Inc.	735	199,450
Costco Wholesale Corp.	8,646	6,007,932
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp.	4,298	$ 567,637
Dollar Tree, Inc.(a)(b)	4,020	525,092
Kroger Co. (The)	13,098	604,342
Performance Food Group Co.(a)	3,048	221,529
Sysco Corp.	9,834	795,866
Target Corp.	8,979	1,248,799
U.S. Foods Holding Corp.(a)	4,785	220,158
Walgreens Boots Alliance, Inc.	13,867	312,978
Walmart, Inc.	28,338	4,682,855
		15,714,807
Containers & Packaging — 0.2%
Amcor PLC	28,004	264,078
Avery Dennison Corp.	1,566	312,339
Ball Corp.	5,894	326,822
Crown Holdings, Inc.	2,385	211,072
International Paper Co.	6,448	231,032
Packaging Corp. of America	1,675	277,849
Westrock Co.	4,874	196,227
		1,819,419
Distributors — 0.1%
Genuine Parts Co.	2,742	384,511
LKQ Corp.	5,172	241,377
Pool Corp.	747	277,324
		903,212
Diversified Consumer Services — 0.0%
Service Corp. International	2,873	192,836
Diversified REITs — 0.0%
WP Carey, Inc.	4,275	264,879
Diversified Telecommunication Services — 0.7%
AT&T Inc.	139,634	2,470,125
Verizon Communications, Inc.	82,119	3,477,740
		5,947,865
Electric Utilities — 1.4%
Alliant Energy Corp.	5,020	244,273
American Electric Power Co., Inc.	10,307	805,389
Avangrid, Inc.	1,317	40,010
Constellation Energy Corp.	6,009	733,098
Duke Energy Corp.	15,107	1,447,704
Edison International	7,443	502,254
Entergy Corp.	4,151	414,104
Evergy, Inc.	4,279	217,245
Eversource Energy	6,830	370,323
Exelon Corp.	19,509	679,108
FirstEnergy Corp.	9,978	365,993
NextEra Energy, Inc.	40,036	2,347,311
NRG Energy, Inc.	4,478	237,513
PG&E Corp.	41,152	694,234
Pinnacle West Capital Corp.	2,216	152,682
PPL Corp.	14,293	374,477
Southern Co. (The)	20,542	1,428,080
Xcel Energy, Inc.	10,727	642,225
		11,696,023
Electrical Equipment — 0.6%
AMETEK, Inc.	4,490	727,605
Eaton Corp. PLC	7,827	1,926,068
Emerson Electric Co.	11,104	1,018,570
Hubbell, Inc.	964	323,489
Regal Rexnord Corp.	1,267	169,094

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Rockwell Automation, Inc.	2,249	$ 569,627
Vertiv Holdings Co., Class A	6,356	358,033
		5,092,486
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,364	1,148,900
CDW Corp.	2,625	595,140
Corning, Inc.	15,148	492,158
Flex Ltd.(a)	8,343	198,063
Jabil, Inc.	2,448	306,710
Keysight Technologies, Inc.(a)	3,444	527,827
TD SYNNEX Corp.	1,018	101,780
TE Connectivity Ltd.	5,882	836,362
Teledyne Technologies, Inc.(a)	921	385,411
Trimble, Inc.(a)	4,643	236,143
Zebra Technologies Corp., Class A(a)	987	236,436
		5,064,930
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	19,513	556,121
Halliburton Co.	17,451	622,128
Schlumberger NV	27,967	1,361,993
		2,540,242
Entertainment — 1.2%
Electronic Arts, Inc.	4,767	655,844
Liberty Media Corp. - Liberty Formula One, Class A(a)(b)	487	29,751
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,056	272,766
Live Nation Entertainment, Inc.(a)(b)	2,785	247,447
Netflix, Inc.(a)	8,550	4,823,140
ROBLOX Corp., Class A(a)(b)	9,316	361,554
Take-Two Interactive Software, Inc.(a)	3,068	506,005
Walt Disney Co. (The)	35,751	3,433,884
		10,330,391
Financial Services — 4.3%
Apollo Global Management, Inc.	7,787	781,815
Berkshire Hathaway, Inc., Class B(a)	35,408	13,587,466
Block, Inc., Class A(a)	10,840	704,708
Equitable Holdings, Inc.	6,236	203,855
Fidelity National Information Services, Inc.	11,487	715,181
Fiserv, Inc.(a)	10,727	1,521,839
FleetCor Technologies, Inc.(a)	1,334	386,767
Global Payments, Inc.	4,689	624,715
Jack Henry & Associates, Inc.	1,418	235,147
Mastercard, Inc., Class A	16,254	7,301,784
PayPal Holdings, Inc.(a)	21,111	1,295,160
Visa, Inc., Class A	30,876	8,437,176
		35,795,613
Food Products — 0.8%
Archer-Daniels-Midland Co.	10,369	576,309
Bunge Global SA	2,840	250,176
Campbell Soup Co.	3,872	172,807
Conagra Brands, Inc.	8,917	259,930
General Mills, Inc.	11,381	738,741
Hershey Co. (The)	2,939	568,814
Hormel Foods Corp.	5,758	174,870
J M Smucker Co. (The)	2,052	269,941
Kellanova	5,100	279,276
Kraft Heinz Co. (The)	15,545	577,186
Lamb Weston Holdings, Inc.	2,822	289,086
McCormick & Co., Inc., NVS	4,954	337,665
Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	26,557	$ 1,998,945
Tyson Foods, Inc., Class A	5,278	289,023
		6,782,769
Gas Utilities — 0.0%
Atmos Energy Corp.	2,879	328,033
Ground Transportation — 1.1%
CSX Corp.	38,560	1,376,592
JB Hunt Transport Services, Inc.	1,547	310,916
Knight-Swift Transportation Holdings, Inc.	2,950	169,271
Norfolk Southern Corp.	4,431	1,042,348
Old Dominion Freight Line, Inc.	1,862	728,079
Saia, Inc.(a)(b)	520	234,302
Uber Technologies, Inc.(a)	38,746	2,528,951
U-Haul Holding Co.(a)	185	12,258
U-Haul Holding Co., NVS	1,909	121,928
Union Pacific Corp.	11,893	2,901,060
XPO, Inc.(a)	2,271	194,034
		9,619,739
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	33,874	3,832,843
Align Technology, Inc.(a)	1,492	398,841
Baxter International, Inc.	9,808	379,472
Becton Dickinson & Co.	5,382	1,285,275
Boston Scientific Corp.(a)	28,536	1,805,187
Cooper Cos., Inc. (The)	957	356,990
Dexcom, Inc.(a)	7,465	905,878
Edwards Lifesciences Corp.(a)	11,781	924,455
GE HealthCare Technologies, Inc.	7,395	542,497
Hologic, Inc.(a)	4,731	352,176
IDEXX Laboratories, Inc.(a)	1,609	828,764
Insulet Corp.(a)	1,357	259,011
Intuitive Surgical, Inc.(a)	6,502	2,459,186
Medtronic PLC	25,970	2,273,414
ResMed, Inc.	2,878	547,396
STERIS PLC	1,938	424,325
Stryker Corp.	6,792	2,278,580
Teleflex, Inc.	880	213,690
Zimmer Biomet Holdings, Inc.	3,918	492,101
		20,560,081
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	4,827	527,060
Cencora, Inc.	3,077	715,956
Centene Corp.(a)	10,350	779,458
Chemed Corp.	297	176,059
Cigna Group (The)	5,442	1,637,770
CVS Health Corp.	25,088	1,865,795
Elevance Health, Inc.	4,359	2,150,905
HCA Healthcare, Inc.	3,892	1,186,671
Henry Schein, Inc.(a)(b)	2,375	177,745
Humana, Inc.	2,273	859,330
Laboratory Corp. of America Holdings	1,661	369,240
McKesson Corp.	2,596	1,297,714
Molina Healthcare, Inc.(a)	1,065	379,609
Quest Diagnostics, Inc.	2,179	279,849
UnitedHealth Group, Inc.	18,049	9,236,395
Universal Health Services, Inc., Class B	1,150	182,632
		21,822,188
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	10,604	196,174

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.	7,500	$ 347,925
Welltower, Inc.	10,849	938,547
		1,482,646
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,861	593,400
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	13,038	250,590
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)(b)	8,050	1,160,327
Booking Holdings, Inc.(a)	653	2,290,378
Caesars Entertainment, Inc.(a)	3,984	174,778
Carnival Corp.(a)	18,606	308,487
Chipotle Mexican Grill, Inc.(a)	486	1,170,662
Churchill Downs, Inc.(b)	1,338	161,858
Darden Restaurants, Inc.	2,376	386,290
Domino’s Pizza, Inc.	680	289,830
DoorDash, Inc., Class A(a)(b)	5,412	563,930
DraftKings, Inc., Class A(a)	9,136	356,761
Expedia Group, Inc.(a)	2,607	386,696
Hilton Worldwide Holdings, Inc.	4,637	885,482
Las Vegas Sands Corp.	5,970	292,052
Marriott International, Inc., Class A	4,847	1,161,971
McDonald’s Corp.	14,166	4,146,672
MGM Resorts International(a)	5,426	235,326
Royal Caribbean Cruises Ltd.(a)	4,559	581,273
Starbucks Corp.	22,170	2,062,475
Vail Resorts, Inc.	706	156,732
Wynn Resorts Ltd.	1,874	176,962
Yum! Brands, Inc.	5,494	711,418
		17,660,360
Household Durables — 0.3%
DR Horton, Inc.	6,028	861,462
Garmin Ltd.	2,996	357,992
Lennar Corp., Class A	4,885	732,017
Lennar Corp., Class B(b)	227	31,496
NVR, Inc.(a)	61	431,593
PulteGroup, Inc.	4,225	441,766
		2,856,326
Household Products — 1.2%
Church & Dwight Co., Inc.	4,860	485,271
Clorox Co. (The)	2,394	347,729
Colgate-Palmolive Co.	16,032	1,349,894
Kimberly-Clark Corp.	6,612	799,854
Procter & Gamble Co. (The)	46,037	7,234,254
		10,217,002
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	13,161	219,526
Vistra Corp.	6,503	266,818
		486,344
Industrial Conglomerates — 0.8%
3M Co.	10,747	1,013,979
General Electric Co.	20,472	2,710,902
Honeywell International, Inc.	12,875	2,604,098
		6,328,979
Industrial REITs — 0.3%
Prologis, Inc.	18,047	2,286,375
Rexford Industrial Realty, Inc.	3,853	202,629
		2,489,004
Security	Shares	Value
Insurance — 2.2%
Aflac, Inc.	10,354	$ 873,256
Allstate Corp. (The)	5,126	795,811
American Financial Group, Inc.	1,389	167,236
American International Group, Inc.	13,236	920,034
Aon PLC, Class A	3,895	1,162,385
Arch Capital Group Ltd.(a)	7,260	598,442
Arthur J. Gallagher & Co.	4,205	976,233
Brown & Brown, Inc.	4,555	353,286
Chubb Ltd.	7,405	1,814,225
Cincinnati Financial Corp.	3,030	335,724
Erie Indemnity Co., Class A, NVS	496	171,532
Everest Group Ltd.	848	326,454
Fidelity National Financial, Inc., Class A	5,120	256,154
Globe Life, Inc.	1,844	226,480
Hartford Financial Services Group, Inc. (The)	5,458	474,628
Loews Corp.	3,560	259,381
Markel Group, Inc.(a)	235	351,896
Marsh & McLennan Cos., Inc.	9,622	1,865,128
MetLife, Inc.	12,091	838,148
Principal Financial Group, Inc.	4,648	367,657
Progressive Corp. (The)	11,399	2,031,872
Prudential Financial, Inc.	7,069	741,750
Reinsurance Group of America, Inc.	1,242	215,971
RenaissanceRe Holdings Ltd.	948	216,931
Travelers Cos., Inc. (The)	4,424	935,057
Unum Group	3,793	183,354
W. R. Berkley Corp.	3,984	326,210
Willis Towers Watson PLC	2,033	500,728
		18,285,963
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(a)	115,595	16,194,859
Alphabet, Inc., Class C, NVS(a)	97,174	13,779,273
Match Group, Inc.(a)	5,128	196,813
Meta Platforms, Inc., Class A(a)	43,356	16,914,910
Pinterest, Inc., Class A(a)	10,815	405,238
Snap, Inc., Class A, NVS(a)	19,973	317,371
		47,808,464
IT Services — 1.6%
Accenture PLC, Class A	12,247	4,456,438
Akamai Technologies, Inc.(a)	2,930	361,064
Cloudflare, Inc., Class A(a)(b)	5,720	452,166
Cognizant Technology Solutions Corp., Class A	9,726	750,069
EPAM Systems, Inc.(a)	1,114	309,815
Gartner, Inc.(a)	1,483	678,384
GoDaddy, Inc., Class A(a)	2,568	273,903
International Business Machines Corp.	17,837	3,275,943
MongoDB, Inc., Class A(a)	1,300	520,676
Okta, Inc., Class A(a)	3,070	253,736
Snowflake, Inc., Class A(a)	5,961	1,166,210
Twilio, Inc., Class A(a)	3,301	232,159
VeriSign, Inc.(a)	1,740	346,051
		13,076,614
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	5,499	715,420
Avantor, Inc.(a)(b)	12,766	293,490
Bio-Rad Laboratories, Inc., Class A(a)	411	131,886
Bio-Techne Corp.	3,053	214,687
Bruker Corp.	1,806	129,147
Charles River Laboratories International, Inc.(a)	954	206,331
Danaher Corp.	13,191	3,164,653
Illumina, Inc.(a)	3,113	445,190

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(a)	3,542	$ 737,551
Mettler-Toledo International, Inc.(a)	423	506,411
Revvity, Inc.	2,394	256,589
Thermo Fisher Scientific, Inc.	7,548	4,068,221
Waters Corp.(a)(b)	1,142	362,825
West Pharmaceutical Services, Inc.	1,393	519,631
		11,752,032
Machinery — 1.8%
AGCO Corp.	1,193	145,940
Caterpillar, Inc.	9,943	2,985,982
CNH Industrial NV	18,609	223,308
Cummins, Inc.	2,663	637,256
Deere & Co.	5,164	2,032,447
Dover Corp.	2,733	409,349
Fortive Corp.	6,829	533,891
Graco, Inc.	3,295	281,064
IDEX Corp.	1,425	301,388
Illinois Tool Works, Inc.	5,877	1,533,309
Ingersoll Rand, Inc.	7,408	591,603
Lincoln Electric Holdings, Inc.	1,124	249,775
Nordson Corp.	1,002	252,223
Otis Worldwide Corp.	7,991	706,724
PACCAR, Inc.	10,001	1,004,000
Parker-Hannifin Corp.	2,416	1,122,232
Pentair PLC	3,176	232,388
Snap-on, Inc.	1,026	297,468
Stanley Black & Decker, Inc.	2,949	275,142
Toro Co. (The)	1,905	176,174
Westinghouse Air Brake Technologies Corp.	3,507	461,416
Xylem, Inc.	4,720	530,717
		14,983,796
Media — 0.8%
Charter Communications, Inc., Class A(a)	1,967	729,186
Comcast Corp., Class A	78,435	3,650,365
Fox Corp., Class A, NVS	4,903	158,367
Fox Corp., Class B	2,676	80,307
Interpublic Group of Cos., Inc. (The)	7,414	244,588
Liberty Broadband Corp., Class A(a)	332	25,836
Liberty Broadband Corp., Class C, NVS(a)(b)	2,195	172,198
News Corp., Class A, NVS	7,424	182,927
News Corp., Class B	1,996	51,038
Omnicom Group, Inc.	3,723	336,485
Sirius XM Holdings, Inc.(b)	11,777	59,945
Trade Desk, Inc. (The), Class A(a)	8,688	594,520
		6,285,762
Metals & Mining — 0.5%
Cleveland-Cliffs, Inc.(a)	9,845	197,392
Freeport-McMoRan, Inc.	28,106	1,115,527
Newmont Corp.	21,866	754,596
Nucor Corp.	4,763	890,348
Reliance Steel & Aluminum Co.	1,118	319,100
Southern Copper Corp.	1,624	133,330
Steel Dynamics, Inc.	3,083	372,087
		3,782,380
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	9,935	190,653
Multi-Utilities — 0.6%
Ameren Corp.	4,867	338,597
CenterPoint Energy, Inc.	12,218	341,371
CMS Energy Corp.	5,733	327,698
Security	Shares	Value
Multi-Utilities (continued)
Consolidated Edison, Inc.	6,766	$ 615,030
Dominion Energy, Inc.	16,268	743,773
DTE Energy Co.	4,043	426,213
NiSource, Inc.	8,193	212,772
Public Service Enterprise Group, Inc.	9,709	563,025
Sempra	12,342	883,194
WEC Energy Group, Inc.	6,153	496,916
		4,948,589
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	3,370	407,433
Boston Properties, Inc.	3,071	204,221
		611,654
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp.(a)	5,561	124,233
APA Corp.	5,943	186,194
Cheniere Energy, Inc.	4,630	759,274
Chesapeake Energy Corp.	2,061	158,924
Chevron Corp.	34,650	5,108,449
ConocoPhillips	23,169	2,591,916
Coterra Energy, Inc.	14,595	363,124
Devon Energy Corp.	12,449	523,107
Diamondback Energy, Inc.	3,352	515,336
EOG Resources, Inc.	11,340	1,290,379
EQT Corp.	7,530	266,562
Exxon Mobil Corp.	77,989	8,018,049
Hess Corp.	5,453	766,310
HF Sinclair Corp.	2,939	166,024
Kinder Morgan, Inc.	38,510	651,589
Marathon Oil Corp.	11,378	259,987
Marathon Petroleum Corp.	7,378	1,221,797
Occidental Petroleum Corp.	13,010	748,986
ONEOK, Inc.	11,403	778,255
Ovintiv, Inc.	4,896	207,688
Phillips 66	8,553	1,234,283
Pioneer Natural Resources Co.	4,569	1,050,093
Range Resources Corp.	4,695	136,343
Targa Resources Corp.	4,300	365,328
Texas Pacific Land Corp.	124	181,205
Valero Energy Corp.	6,651	923,824
Williams Cos., Inc. (The)	23,805	825,081
		29,422,340
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,583	492,499
Southwest Airlines Co.	11,489	343,406
United Airlines Holdings, Inc.(a)	6,348	262,680
		1,098,585
Personal Care Products — 0.2%
Coty, Inc., Class A(a)	6,415	77,493
Estee Lauder Cos., Inc. (The), Class A	4,492	592,899
Kenvue, Inc.	33,964	705,093
		1,375,485
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	39,719	1,941,067
Eli Lilly & Co.	16,503	10,654,502
Jazz Pharmaceuticals PLC(a)	1,247	153,032
Johnson & Johnson	47,021	7,471,637
Merck & Co., Inc.	49,496	5,978,127
Pfizer, Inc.	110,289	2,986,626
Royalty Pharma PLC, Class A	7,465	211,931

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Viatris, Inc.	22,229	$ 261,635
Zoetis, Inc., Class A	8,955	1,681,839
		31,340,396
Professional Services — 0.8%
Automatic Data Processing, Inc.	8,018	1,970,664
Booz Allen Hamilton Holding Corp., Class A	2,342	329,683
Broadridge Financial Solutions, Inc.	2,220	453,324
Dayforce, Inc.(a)(b)	2,897	201,400
Equifax, Inc.	2,411	589,104
Jacobs Solutions, Inc.	2,477	333,825
KBR, Inc.	2,618	136,424
Leidos Holdings, Inc.	2,539	280,483
Paychex, Inc.	6,345	772,377
Paycom Software, Inc.	966	183,772
Paylocity Holding Corp.(a)	846	134,015
Robert Half, Inc.	2,061	163,932
SS&C Technologies Holdings, Inc.	4,146	252,989
TransUnion	3,638	251,713
Verisk Analytics, Inc.	2,825	682,322
		6,736,027
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	5,893	508,625
CoStar Group, Inc.(a)	7,605	634,866
Zillow Group, Inc., Class A(a)	956	52,666
Zillow Group, Inc., Class C, NVS(a)	3,148	178,932
		1,375,089
Residential REITs — 0.4%
American Homes 4 Rent, Class A	6,190	216,960
AvalonBay Communities, Inc.	2,601	465,605
Camden Property Trust	2,043	191,715
Equity LifeStyle Properties, Inc.	3,355	227,100
Equity Residential	7,309	439,929
Essex Property Trust, Inc.	1,194	278,524
Invitation Homes, Inc.	11,587	381,560
Mid-America Apartment Communities, Inc.	2,254	284,861
Sun Communities, Inc.	2,335	292,692
UDR, Inc.	6,413	230,996
		3,009,942
Retail REITs — 0.3%
Kimco Realty Corp.	13,126	265,145
Realty Income Corp.	16,239	883,239
Regency Centers Corp.	3,294	206,435
Simon Property Group, Inc.	6,347	879,758
		2,234,577
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.(a)	31,492	5,280,894
Analog Devices, Inc.	9,692	1,864,353
Applied Materials, Inc.	16,324	2,682,033
Broadcom, Inc.	8,606	10,155,080
Enphase Energy, Inc.(a)	2,652	276,153
Entegris, Inc.	2,776	326,735
First Solar, Inc.(a)	1,993	291,576
Intel Corp.	82,351	3,547,681
KLA Corp.	2,650	1,574,206
Lam Research Corp.	2,578	2,127,288
Lattice Semiconductor Corp.(a)	2,649	161,218
Marvell Technology, Inc.	16,267	1,101,276
Microchip Technology, Inc.	10,401	885,957
Micron Technology, Inc.	21,396	1,834,707
Monolithic Power Systems, Inc.	877	528,585
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	46,509	$ 28,615,592
NXP Semiconductors NV	5,053	1,064,010
ON Semiconductor Corp.(a)	8,382	596,212
Qorvo, Inc.(a)	1,882	187,711
QUALCOMM, Inc.	21,740	3,228,607
Skyworks Solutions, Inc.	3,126	326,542
Teradyne, Inc.	2,959	285,810
Texas Instruments, Inc.	17,721	2,837,487
		69,779,713
Software — 11.6%
Adobe, Inc.(a)	8,891	5,492,682
ANSYS, Inc.(a)	1,702	557,967
AppLovin Corp., Class A(a)	2,670	109,817
Aspen Technology, Inc.(a)	555	106,554
Atlassian Corp., Class A(a)(b)	2,799	699,106
Autodesk, Inc.(a)	4,184	1,061,941
Bentley Systems, Inc., Class B	4,437	223,625
BILL Holdings, Inc.(a)	1,864	145,485
Cadence Design Systems, Inc.(a)	5,323	1,535,473
Crowdstrike Holdings, Inc., Class A(a)	4,406	1,288,755
Datadog, Inc., Class A(a)	5,337	664,136
DocuSign, Inc.(a)	3,970	241,852
Dynatrace, Inc.(a)	4,352	248,064
Fair Isaac Corp.(a)	477	571,842
Fortinet, Inc.(a)	12,747	822,054
Gen Digital, Inc.	11,566	271,570
HubSpot, Inc.(a)	945	577,395
Intuit, Inc.	5,205	3,286,073
Manhattan Associates, Inc.(a)	1,182	286,706
Microsoft Corp.	145,170	57,716,689
Nutanix, Inc., Class A(a)	4,766	267,849
Oracle Corp.	31,035	3,466,610
Palantir Technologies, Inc., Class A(a)	36,300	584,067
Palo Alto Networks, Inc.(a)	6,139	2,078,113
Procore Technologies, Inc.(a)(b)	1,706	121,791
PTC, Inc.(a)	2,348	424,166
Roper Technologies, Inc.	1,917	1,029,429
Salesforce, Inc.(a)	19,005	5,342,115
ServiceNow, Inc.(a)	3,810	2,916,174
Splunk, Inc.(a)	2,898	444,466
Synopsys, Inc.(a)	2,872	1,531,781
Tyler Technologies, Inc.(a)	791	334,395
Unity Software, Inc.(a)(b)	4,669	151,276
Workday, Inc., Class A(a)	4,054	1,179,998
Zoom Video Communications, Inc., Class A(a)	4,594	296,818
Zscaler, Inc.(a)	1,782	419,964
		96,496,798
Specialized REITs — 1.1%
American Tower Corp.	9,098	1,780,024
Crown Castle, Inc.	8,430	912,547
CubeSmart	4,150	179,363
Digital Realty Trust, Inc.	5,934	833,490
Equinix, Inc.	1,841	1,527,607
Extra Space Storage, Inc.	4,004	578,338
Gaming & Leisure Properties, Inc.	4,842	221,037
Iron Mountain, Inc.	5,729	386,822
Public Storage	3,081	872,508
SBA Communications Corp.	2,090	467,867
VICI Properties, Inc.	20,276	610,713
Weyerhaeuser Co.	13,419	439,741
		8,810,057

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 2.0%
AutoZone, Inc.(a)	347	$ 958,459
Best Buy Co., Inc.	3,628	262,994
Burlington Stores, Inc.(a)	1,177	224,984
CarMax, Inc.(a)(b)	3,077	219,021
Five Below, Inc.(a)	1,011	181,434
Floor & Decor Holdings, Inc., Class A(a)(b)	2,062	207,355
Home Depot, Inc. (The)	19,419	6,854,130
Lowe’s Cos., Inc.	11,231	2,390,406
O’Reilly Automotive, Inc.(a)	1,147	1,173,438
Penske Automotive Group, Inc.	374	55,490
Ross Stores, Inc.	6,124	859,075
TJX Cos., Inc. (The)	22,207	2,107,666
Tractor Supply Co.	2,088	468,965
Ulta Beauty, Inc.(a)	931	467,409
Williams-Sonoma, Inc.	1,188	229,747
		16,660,573
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	285,863	52,713,137
Dell Technologies, Inc., Class C	4,546	376,772
Hewlett Packard Enterprise Co.	24,971	381,807
HP, Inc.	16,838	483,419
NetApp, Inc.	4,053	353,422
Pure Storage, Inc., Class A(a)	5,459	218,305
Seagate Technology Holdings PLC	4,080	349,574
Super Micro Computer, Inc.(a)	911	482,475
Western Digital Corp.(a)	5,883	336,802
		55,695,713
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	500	376,865
Lululemon Athletica, Inc.(a)	2,169	984,335
NIKE, Inc., Class B	23,741	2,410,424
		3,771,624
Tobacco — 0.5%
Altria Group, Inc.	34,662	1,390,639
Philip Morris International, Inc.	30,293	2,752,119
		4,142,758
Security	Shares	Value
Trading Companies & Distributors — 0.4%
Fastenal Co.	11,190	$ 763,494
Ferguson PLC	3,945	741,108
United Rentals, Inc.	1,321	826,153
Watsco, Inc.	663	259,220
WW Grainger, Inc.	882	789,954
		3,379,929
Water Utilities — 0.1%
American Water Works Co., Inc.	3,817	473,384
Essential Utilities, Inc.	4,811	172,523
		645,907
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	9,497	1,531,201
Total Long-Term Investments — 99.7% (Cost: $634,160,190)		832,161,766
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)(e)	5,390,507	5,393,741
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	2,029,211	2,029,211
Total Short-Term Securities — 0.9% (Cost: $7,419,176)		7,422,952
Total Investments — 100.6% (Cost: $641,579,366)		839,584,718
Liabilities in Excess of Other Assets — (0.6)%		(4,754,250)
Net Assets — 100.0%		$ 834,830,468
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,530,618	$ —	$ (139,703)(a)	$ 2,336	$ 490	$ 5,393,741	5,390,507	$ 29,571(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,674,057	355,154(a)	—	—	—	2,029,211	2,029,211	63,888	—
BlackRock, Inc.	2,014,942	117,902	(249,262)	58,316	226,170	2,168,068	2,800	43,400	—
				$ 60,652	$ 226,660	$ 9,591,020		$ 136,859	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar U.S. Equity ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	03/15/24	$ 2,435	$ 57,060
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 832,161,766	$ —	$ —	$ 832,161,766
Short-Term Securities
Money Market Funds	7,422,952	—	—	7,422,952
	$ 839,584,718	$ —	$ —	$ 839,584,718
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 57,060	$ —	$ —	$ 57,060
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust